Goodwill and intangible assets	12 Months Ended
Mar. 31, 2012
Goodwill and intangible assets
9.	Goodwill and intangible assets

Intangible assets acquired during the fiscal year ended March 31, 2012 totaled 174,430 million yen, of which 174,275 million yen is subject to amortization and are comprised of the following:

	Intangible assets acquired during the year	Weighted-average amortization period
	Yen in millions	Years
Patent rights, know-how and license agreements*[1]	103,036	7
Customer relationships	19,793	14
Trademarks	14,177	7
Software to be sold, leased or otherwise marketed	23,621	3
Other	13,648	4

*1	Includes intellectual property cross-licensing and developed technology relating to the Sony Ericsson acquisition. Refer to Note 24.

Intangible assets subject to amortization are comprised of the following:

	Yen in millions
	March 31, 2011		March 31, 2012
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
Patent rights, know-how and license agreements	122,444	(69,224)	226,142	(80,334)
Customer relationships	3,051	(1,105)	23,758	(1,409)
Trademarks	4,938	(1,401)	20,214	(2,154)
Software to be sold, leased or otherwise marketed	76,112	(40,447)	98,852	(58,865)
Music catalogs	160,325	(40,455)	157,699	(45,570)
Artist contracts	27,727	(17,903)	27,401	(19,419)
Television carriage agreements (broadcasting agreements)	35,874	(228)	36,216	(2,370)
Other	82,519	(40,136)	87,843	(54,338)

Total	512,990	(210,899)	678,125	(264,459)

The aggregate amortization expense for intangible assets for the fiscal years ended March 31, 2010, 2011 and 2012 was 57,069 million yen, 52,763 million yen and 57,023 million yen, respectively. The estimated aggregate amortization expense for intangible assets for the next five years is as follows:

Fiscal year ending March 31	Yen in millions
2013	68,735
2014	58,885
2015	48,971
2016	41,218
2017	36,509

Total carrying amount of intangible assets having an indefinite life are comprised of the following:

	Yen in millions
	March 31
	2011	2012
Trademarks	66,967	66,729
Distribution agreements	18,834	18,807
Other	3,230	4,497

Total	89,031	90,033

The changes in the carrying amount of goodwill by segment for the fiscal years ended March 31, 2011 and 2012 are as follows:

	Yen in millions
	Consumer Products & Services	Professional, Device & Solutions	Pictures	Music	Financial Services	Sony Mobile*[1]	All Other	Total
Balance, March 31, 2010:
Goodwill — gross	135,591	65,123	102,481	110,192	3,020	—	36,749	453,156
Accumulated impairments	(5,320)	(300)	—	(306)	(706)	—	(7,655)	(14,287)

Goodwill	130,271	64,823	102,481	109,886	2,314	—	29,094	438,869

Increase (decrease) due to:
Acquisitions*[2]	—	1,085	46,504	203	—	—	55	47,847
Sales and dispositions	(257)	—	—	—	—	—	—	(257)
Impairments	—	—	—	—	—	—	—	—
Translation adjustments	(770)	31	(8,401)	(6,956)	—	—	(1,239)	(17,335)
Other*[3]	171	232	—	(445)	—	—	(77)	(119)

Balance, March 31, 2011:
Goodwill — gross	134,735	66,471	140,584	102,994	3,020	—	35,488	483,292
Accumulated impairments	(5,320)	(300)	—	(306)	(706)	—	(7,655)	(14,287)

Goodwill	129,415	66,171	140,584	102,688	2,314	—	27,833	469,005

Increase (decrease) due to:
Acquisitions	166	—	1,330	—	—	128,522	4,358	134,376
Sales and dispositions	—	(589)	—	—	—	—	—	(589)
Impairments*[4]	—	—	—	—	—	—	(932)	(932)
Translation adjustments	(65)	(184)	(3,073)	(1,891)	—	9,733	(559)	3,961
Other*[3]*[5]	(201)	(28,773)	(521)	(147)	—	—	579	(29,063)

Balance, March 31, 2012:
Goodwill — gross	134,635	36,925	138,320	100,956	3,020	138,255	39,866	591,977
Accumulated impairments	(5,320)	(300)	—	(306)	(706)	—	(8,587)	(15,219)

Goodwill	129,315	36,625	138,320	100,650	2,314	138,255	31,279	576,758

*1	The amounts in the Sony Mobile Communications (“Sony Mobile”) segment relate to the Sony Ericsson acquisition. Refer to Note 24.

*2	Substantially all of the acquisition amounts in the Pictures segment relate to the Game Show Network, LLC (“GSN”) acquisition. Refer to Note 24.

*3	Other primarily consists of purchase price adjustments for prior years and amounts reclassified as held for sale.

*4	During the fiscal year ended March 31, 2012, Sony recorded impairment losses of 932 million yen in a reporting unit included in All Other. The impairment charge reflected the overall decline in the fair value of the reporting unit. The fair value of the reporting unit was estimated using the expected present value of future cash flows.

*5	During the fiscal year ended March 31, 2012, Sony entered into a memorandum of understanding with a third-party to sell the chemical products business, which is included in the Professional, Device & Solutions segment. Sony classified certain assets and liabilities related to the business as held for sale as of March 31, 2012, and anticipates completing the divestiture during the fiscal year ending March 31, 2013. No impairment loss was recognized as a result of the held for sale classification. The assets held for sale include 29,182 million yen of goodwill and it was reclassified to other assets in the consolidated balance sheets. Refer to Note 25.

As described in Note 2, Sony performs an annual impairment test for goodwill. As a result of the impairment test, there were no impairments other than the one noted above for the fiscal year ended March 31, 2012.